RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2017
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$15,103,290	$65,321	$(44,938)

Operating limited partnership rents received in advance	155	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(9,530,240)	24,843	(139,128)

Other	8,210,250	522,385	18,446

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(8,901,790)	(106,474)	(39,102)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,914,770)	(17,784)	(33,177)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,518,111)	(131,295)	1,060

Income (loss) for tax return purposes, December 31, 2016	$(15,551,216)	$356,996	$(236,839)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(72,794)	$402,128	$(75,371)

Operating limited partnership rents received in advance	-	-	(358)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,208	37,362	-

Other	547,008	60,716	30,366

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(45,959)	(159,714)	(185,148)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(19,546)	(28,172)	(52,400)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(31,291)	(703,528)	(10,228)

Income (loss) for tax return purposes, December 31, 2016	$406,626	$(391,208)	$(293,139)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(51,336)	$(126,723)	$2,675,164

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	65,984	708	3,509,504

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(112,755)	(500,992)	(164,034)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(61,003)	(102,807)	106,695

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,578)	(11,559)	(2,896,130)

Income (loss) for tax return purposes, December 31, 2016	$(165,688)	$(741,373)	$3,231,199

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(64,444)	$(173,797)	$(103,851)

Operating limited partnership rents received in advance	-	8,486	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(99,313)	69,684

Other	87,980	97,387	21,360

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(198,898)	(531,118)	(187,074)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,559)	(111,292)	(104,590)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,783)	217,422	(285,411)

Income (loss) for tax return purposes, December 31, 2016	$(256,704)	$(592,225)	$(589,882)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$698,887	$374,024	$(94,282)

Operating limited partnership rents received in advance	-	(1,053)	3,591

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(593,524)	(834,408)

Other	1,772,400	76,514	116,153

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(497,487)	(529,907)	(297,842)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(120,866)	(148,783)	(122,731)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(879,687)	(580,023)	(5,328)

Income (loss) for tax return purposes, December 31, 2016	$973,247	$(1,402,752)	$(1,234,847)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$556,742	$2,641,797	$2,482,508

Operating limited partnership rents received in advance	-	2,642	(1,519)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(248,259)	(1,942,253)	(525,031)

Other	(1,066,168)	1,264,928	889,821

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(136,875)	(40,749)	(131,250)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,296)	(79,294)	(29,683)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(647,142)	(2,304,632)	(2,582,560)

Income (loss) for tax return purposes, December 31, 2016	$(1,611,998)	$(457,561)	$102,286

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$2,213,042	$3,212,273	$1,554,531

Operating limited partnership rents received in advance	(6,374)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(457,692)	(504,647)	(620,973)

Other	1,380,551	2,040,553	(1,571,550)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(141,806)	(144,427)	(13,393)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,612)	(112,811)	(13,019)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,854,291)	(2,730,241)	(1,069,742)

Income (loss) for tax return purposes, December 31, 2016	$1,112,818	$1,760,700	$(1,734,146)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(79,129)	$(137,219)	$(199,189)

Operating limited partnership rents received in advance	(2,549)	-	240

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(178,258)	124,592	(2,141,040)

Other	(2,082,251)	(176,849)	124,991

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(695,283)	(535,125)	(678,898)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(115,566)	(207,789)	(215,303)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(158,655)	(202,362)	(67,226)

Income (loss) for tax return purposes, December 31, 2016	$(3,311,691)	$(1,134,752)	$(3,176,425)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(246,031)	$(231,517)	$(244,274)

Operating limited partnership rents received in advance	(323)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,289,322)	239,076	282,759

Other	(137,271)	(62,471)	239,056

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(749,824)	(596,043)	(915,282)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(195,524)	(295,249)	(274,370)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	186,238	(128,192)	(137,774)

Income (loss) for tax return purposes, December 31, 2016	$(3,432,057)	$(1,074,396)	$(1,049,885)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$171,768

Operating limited partnership rents received in advance	(2,628)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	236,084

Other	439,999

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(566,331)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(398,239)

Impairment loss not recognized for tax purposes	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(488,173)

Income (loss) for tax return purposes, December 31, 2016	$(607,520)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$10,666,816	$(66,671)	$279,798

Operating limited partnership rents received in advance	33,570	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,941,869)	(62,628)	19,976

Other	21,948,565	952	1,171,340

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(11,617,242)	(109,408)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,565,374)	(40,532)	(35,256)

Impairment loss not recognized for tax purposes	1,464,002	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,613,704)	(4,798)	(390,000)

Income (loss) for tax return purposes, December 31, 2015	$(1,625,236)	$(283,085)	$1,045,858

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$178,017	$168,719	$27,462

Operating limited partnership rents received in advance	-	-	358

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	9,937	(154,401)	-

Other	634,033	573,118	157,886

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(57,309)	(372,667)	(146,078)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(11,278)	(74,999)	(39,106)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(222,930)	12,654	51,324

Income (loss) for tax return purposes, December 31, 2015	$530,470	$152,424	$51,846

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(33,376)	$(66,471)	$(152,027)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	50,851	1,509,253	106,892

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(70,287)	(461,073)	(226,075)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(65,924)	(123,216)	(253,680)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(14,657)	(95,955)	(20,623)

Income (loss) for tax return purposes, December 31, 2015	$(133,393)	$762,538	$(545,513)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$1,295,112	$355,117	$191,558

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(236,133)	(261,540)

Other	751,162	1,907,192	(733,450)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(533,920)	(442,926)	(174,671)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,191)	(128,069)	(91,676)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,394,145)	(380,363)	2,962

Income (loss) for tax return purposes, December 31, 2015	$51,018	$1,074,818	$(1,066,817)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$1,144,794	$615,369	$1,023,616

Operating limited partnership rents received in advance	-	10,480	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,902,513)	85,502	19,848

Other	5,881,305	2,948,629	358,642

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(551,230)	(513,975)	(250,938)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(136,785)	(201,736)	(124,116)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,294,196)	(878,598)	(1,094,625)

Income (loss) for tax return purposes, December 31, 2015	$2,141,375	$2,065,671	$(67,573)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$316,271	$1,374,252	$444,498

Operating limited partnership rents received in advance	-	388	530

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(474,323)	88,845	101,759

Other	3,365,399	(981,206)	389,350

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(360,810)	(403,942)	(381,014)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(126,064)	(131,468)	(110,314)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(333,873)	(1,587,306)	(659,104)

Income (loss) for tax return purposes, December 31, 2015	$2,386,600	$(1,640,437)	$(214,295)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(161,074)	$(91,569)	$49,450

Operating limited partnership rents received in advance	1,620	7,881	7,879

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	157,320	139,400	93,229

Other	1,915,796	178,787	(1,089,112)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(973,078)	(401,471)	(283,760)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(159,522)	(354,740)	(255,315)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(80,976)	(178,037)	(266,500)

Income (loss) for tax return purposes, December 31, 2015	$700,086	$(699,749)	$(1,744,129)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$584,797	$302,913	$3,133,162

Operating limited partnership rents received in advance	255	-	1,603

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	193,581	228,916	42,892

Other	689,192	617,780	268,792

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(485,428)	(652,535)	(820,041)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,853)	(250,072)	(226,546)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,904,213)	(631,463)	(3,303,390)

Income (loss) for tax return purposes, December 31, 2015	$(1,133,669)	$(384,461)	$(903,528)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$2,323,909	$(323,040)	$(1,050,682)

Operating limited partnership rents received in advance	718	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	206,108	254,628	283,200

Other	679,343	69,815	195,977

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(980,275)	(612,970)	(674,036)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(185,336)	(455,768)	(236,814)

Impairment loss not recognized for tax purposes	-	-	661,498

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,689,401)	(8,597)	(136,780)

Income (loss) for tax return purposes, December 31, 2015	$(644,934)	$(1,075,932)	$(957,637)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(1,197,088)

Operating limited partnership rents received in advance	1,858

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	224,528

Other	330,847

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(677,325)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(467,998)

Impairment loss not recognized for tax purposes	802,504

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(110,114)

Income (loss) for tax return purposes, December 31, 2015	$(1,092,788)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2016	$23,526,808	$(1,140,956)	$(984,278)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	57,696,047	1,066,850	325,745

Impairment loss in investment in operating limited partnerships	(122,872,037)	(337,192)	(38,116)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2017	(183,255)	(7,136)	(15,685)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	40,854,170	(152,183)	712,334

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2016	$(876,538)	$1,392,317	$(1,278,780)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	856,165	970,072	2,267,378

Impairment loss in investment in operating limited partnerships	(325,787)	(2,213,351)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2017	(7,927)	5,691	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	130,550	(154,729)	163,624

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2016	$(268,984)	$(5,065,008)	$(1,594,442)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	456,606	4,815,872	1,317,831

Impairment loss in investment in operating limited partnerships	(1,430,062)	(1,350,275)	(3,487,976)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	(31,239)	(45,732)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,273,679	1,645,143	3,764,587

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2016	$(1,601,638)	$(313,449)	$(1,084,631)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,819,446	3,478,199	2,083,473

Impairment loss in investment in operating limited partnerships	(930,910)	(5,444,545)	(2,194,151)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	(33,990)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	747,092	2,319,332	1,195,309

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2016	$(1,182,450)	$5,351,336	$2,508,935

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,188,582	3,395,101	1,876,329

Impairment loss in investment in operating limited partnerships	(3,574,025)	(9,175,569)	(6,568,884)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2017	(6,859)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,574,752	245,019	2,183,620

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2016	$1,488,403	$(884,003)	$1,174,145

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,354,867	2,237,121	984,727

Impairment loss in investment in operating limited partnerships	(3,951,725)	(2,462,259)	(2,406,542)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,108,455	1,109,141	247,670

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2016	$1,316,599	$5,168,309	$767,711

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,916,369	866,648	97,796

Impairment loss in investment in operating limited partnerships	(3,922,795)	(7,194,962)	(233,531)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	689,827	1,160,005	(631,976)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2016	$1,822,558	$(1,243,644)	$388,430

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,230,853	3,483,277	4,285,267

Impairment loss in investment in operating limited partnerships	(5,441,719)	(5,854,800)	(7,195,970)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,388,308	3,615,167	2,522,273

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2016	$3,816,055	$(1,407,277)	$10,366,187

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,434,039	4,416,600	2,226,331

Impairment loss in investment in operating limited partnerships	(11,001,252)	(5,442,013)	(16,541,124)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,751,158	2,432,690	3,948,606

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2016	$6,891,901

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,244,503

Impairment loss in investment in operating limited partnerships	(13,001,121)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2017	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,864,717

Investments in operating limited partnerships - as reported	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2015	$42,328,796	$(1,403,428)	$(930,445)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	72,745,706	988,006	307,183

Impairment loss in investment in operating limited partnerships	(161,650,983)	(409,509)	(38,116)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2016	(447,007)	(62,488)	(15,685)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	46,045,221	316,802	677,063

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2015	$(1,342,882)	$1,555,007	$(1,072,670)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	866,909	1,241,388	2,084,698

Impairment loss in investment in operating limited partnerships	(325,787)	(4,061,633)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2016	(7,927)	(7,292)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	586,150	1,272,530	140,194

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2015	$(155,992)	$(4,443,416)	$(2,029,960)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	343,851	4,331,079	1,587,855

Impairment loss in investment in operating limited partnerships	(1,359,466)	(1,822,975)	(4,036,605)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	(31,239)	(45,732)	(195,417)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,202,846	1,981,044	4,674,127

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2015	$(1,206,640)	$223,088	$(814,327)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,842,764	2,951,824	1,907,676

Impairment loss in investment in operating limited partnerships	(2,158,606)	(5,444,545)	(2,194,151)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	(33,990)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	556,472	2,309,170	1,100,802

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2015	$(1,472,464)	$6,009,792	$2,809,764

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,016,452	4,963,274	1,578,487

Impairment loss in investment in operating limited partnerships	(6,454,920)	(13,361,331)	(6,467,715)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2016	(6,859)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,917,791	2,204,152	2,079,464

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2015	$3,684,015	$1,050,380	$2,972,631

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,642,674	3,423,568	2,019,997

Impairment loss in investment in operating limited partnerships	(6,843,156)	(5,230,309)	(6,862,772)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,516,467	756,361	1,870,144

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2015	$1,963,079	$5,210,561	$2,593,091

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,434,593	4,229,837	3,894,615

Impairment loss in investment in operating limited partnerships	(7,809,397)	(10,253,381)	(4,561,508)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,588,275)	812,983	(1,926,198)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2015	$4,806,539	$(305,488)	$1,160,438

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,222,136	3,234,895	3,747,535

Impairment loss in investment in operating limited partnerships	(9,078,021)	(6,847,483)	(7,195,970)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,049,346	3,918,076	2,287,997

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2015	$4,937,763	$(644,029)	$11,346,861

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,960,406	4,381,035	1,542,238

Impairment loss in investment in operating limited partnerships	(10,917,292)	(6,523,727)	(16,411,048)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,019,123	2,786,721	3,521,949

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2015	$7,827,528

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,000,731

Impairment loss in investment in operating limited partnerships	(13,830,179)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2016	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	5,001,920

Investments in operating limited partnerships - as reported	$-